Offerings	Jan. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of (2)
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Common Shares, no par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.Included in the price of the Common Units. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) One Warrant to Purchase One Common Share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.Included in the price of the Common Units. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Warrants
Maximum Aggregate Offering Price	$ 6,562,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 906.28
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.Each Pre-funded Unit consists of one Pre-funded warrant to purchase one common share and one warrant to purchase one common share.As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the common shares underlying the warrants included in the Common Units and the Pre-funded Units includes the common shares issuable upon exercise of the placement agent’s warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-funded Units consisting of (5)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.The proposed maximum aggregate offering price of Common Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-funded Units offered and sold in the offering, and the proposed maximum aggregate offering price of the Pre-funded Units to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-funded Units (including the common shares issuable upon exercise of the Pre-funded warrants included in the Pre-funded Units), if any, is $5,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Common Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.Included in the price of the Pre-funded Units. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Pre-Funded Warrants to Purchase Common Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to Purchase Common Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Represents only the additional dollar amount of securities being registered. Does not include the securities that the registrant previously registered on the registration statement on Form S-1 (File No. 333-292388).Each Common Unit consists of one common share and one warrant, each whole warrant exercisable for one common share.